Deposits (Interest Expense on Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deposits [Line Items]
Negotiable order of withdrawal and money market					$ 3,624	$ 3,546	$ 3,213
Savings-passbook and statement					1,027	1,573	2,833
Certificates of deposit					7,600	8,454	12,168
Interest expense, Total	$ 2,461	$ 3,270	$ 4,985	$ 6,287	$ 12,251	$ 13,573	$ 18,214